RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
Related Party Transactions
RELATED PARTY TRANSACTIONS

22.	RELATED PARTY TRANSACTIONS

Key Personnel Compensation

Key management personnel includes those persons having authority and responsibility for planning, directing, and controlling the activities of the Company as a whole. The Company has determined that key management personnel consists of executive and non-executive members of the Company’s Board of Directors and corporate officers. The remuneration of directors and key management personnel for the years ended December 31, 2024, 2023 and 202 are as follows:

	2024	2023	2022

Payments to key management personnel:
Salaries, consulting and directors’ fees	$1,434,894	$1,443,601	$1,387,221
Share-based payments	224,370	713,514	2,126,970
Total	$1,659,264	$2,157,115	$3,514,191

Salaries, consulting and directors’ fees shown above are classified within profit and loss as shown below:

		(in thousands)
Type of Service	Nature of Relationship	2024	2023	2022

Selling and marketing expenses	VP Technology/VP Sales International	$287	$313	$202
General and administrative expense	Companies controlled by the CEO, CFO and Directors	$1,147	$1,131	$1,185

Siyata Mobile Inc.

Notes to the Consolidated Financial Statements

(Expressed in US dollars)

As at and for the years ended December 31, 2024 and 2023